Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2022
Additional information: condensed financial statements of the Company
Additional information: condensed financial statements of the Company

37           Additional information: condensed financial statements of the Company

The condensed financial statements of Aesthetic Medical International Holdings Group Limited have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments and loans to subsidiaries are presented on the condensed financial statements as “Investment in subsidiaries and due from subsidiaries” and the profit of the subsidiaries is presented as “Profit from subsidiaries” in the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the consolidated financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted.

As of December 31, 2021 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

37           Additional information: condensed financial statements of the Company (Continued)

Condensed balance sheets of the parent company

	2021	2022
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investments in subsidiaries and due from subsidiaries	—	—
Current assets
Other receivables, deposits and prepayments	—	—
Cash and cash equivalents	5,250	84
	5,250	84
Total assets	5,250	84
EQUITY AND LIABILITIES
Equity attributable to owners of the Company
Share capital and treasury shares	(1,554)	(1,397)
Other reserves	(42,434)	(72,728)
Total equity	(43,988)	(74,125)
LIABILITIES
Non‑current liabilities
Convertible note	38,059	—
	38,059	64,565
Current liabilities
Accruals, other payables and provisions	11,179	9,644
Convertible note	—	64,565
	11,179	74,209
Total liabilities	49,238	74,209
Total equity and liabilities	5,250	84

37           Additional information: condensed financial statements of the Company (Continued)

Condensed statements of comprehensive income of the parent company

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss from subsidiaries	(140,096)	(469,724)	(30,294)
Selling expenses	(1,228)	(511)	—
General and administrative expenses	(103,982)	(47,188)	(34,575)
Finance income	—	—	5,269
Finance costs	—	(338)	—
Other loss, net	—	(6,968)	(7)
Fair value loss of convertible note	(1,599)	(4,240)	(26,506)
Loss before income tax	(246,905)	(528,969)	(86,113)
Income tax expense	—	—	—
Loss for the year	(246,905)	(528,969)	(86,113)
Other comprehensive income/(loss):
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(731)	574	(665)
Total other comprehensive income/(loss) for the year, net of tax	(731)	574	(665)
Total comprehensive loss for the year	(247,636)	(528,395)	(86,778)

Condensed statements of cash flows of the parent company

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(76,639)	(6,250)	(88,987)
Net cash used in investing activities	(8,372)	—	—
Net cash generated from financing activities	30,953	—	94,153
Net increase/(decrease) in cash and cash equivalents	(54,058)	(6,250)	(5,166)
Cash and cash equivalents at beginning of the year	65,558	11,500	5,250
Cash and cash equivalents at end of the year	11,500	5,250	84